Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	COMSCORE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33520
Entity Tax Identification Number	54-1955550
Entity Address, Address Line One	11950 Democracy Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	438–2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SCOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001158172
Amendment Flag	false